                                                               [LOGO OF METLIFE]

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY - 10166

September 22, 2015

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Metropolitan Life Insurance Company
      Metropolitan Life Separate Account E
      File Nos. 333-198448/811-04001
      (MetLife Investment Portfolio Architect/SM/ - Standard Version and MetLife Investment Portfolio Architect/SM/ - C Share Option)
      Rule 497(j) Certification
      -------------------------

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the prospectus supplement dated September 17, 2015 to the prospectus dated May 1, 2015, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the prospectus supplement contained in Post-Effective Amendment No. 2 for the Account, filed electronically with the Commission on September 3, 2015.

If you have any questions, please contact me at (212) 578-9248.

Sincerely,

/s/ Lindsey Coffey
-----------------------------------
Lindsey Coffey
Corporate Counsel
Metropolitan Life Insurance Company